Income taxes (Narrative) (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	[1]	17.92%	17.92%	37.21%	17.68%
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses			$ 9,014,364
GV do Brasil Industria e Comercio of Aco LTDA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses			1,025,000	$ 1,025,000
GV do Brasil Industria e Comercio of Aco LTDA [Member] | Brazil, Brazil Real [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses			$ 202,008	$ 202,008
Mexican companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate		30.00%	30.00%	30.00%	30.00%
Description of decree issued by finance ministry		As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR, to the taxpayers who had obtained income from its business activity in the last period, up to 100 million pesos.	As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR, to the taxpayers who had obtained income from its business activity in the last period, up to 100 million pesos.
Percentage of investment of new fixed assets		69.00%	69.00%	85.00%	82.00%
Republic [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 240,200
Expiration period		expire between 2033 and 2038	expire between 2033 and 2038
State and local [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 338,000
Expiration period		expire between 2019 and 2038	expire between 2019 and 2038
Canada [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 4,700
Expiration period		expire between 2032 and 2037	expire between 2032 and 2037

[1]	This amount includes $ 9,014,364 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.